Cover	Nov. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-5153
Entity Registrant Name	Marathon Oil Corporation
Entity Central Index Key	0000101778
Entity Tax Identification Number	25-0996816
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	990 Town and Country Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024-2217
City Area Code	713
Local Phone Number	629-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00
Trading Symbol	MRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false